Net Loss Per Share (Details Narrative) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 08, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	33	80	16	53
Sale and Purchase Agreement [Member] | Pre-funded Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			14,743		14,743